CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Schedule of Condensed Statements of Cash Flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) generated from operating activities	¥ (114,341)	$ (16,469)	¥ 42,375	¥ 250,553
Net cash (used in) generated from investing activities	503,833	72,567	(922,063)	(395,744)
Net cash generated from(used in) financing activities	(117,094)	(16,865)	748,461	84,922
Effect of exchange rate changes on cash and cash equivalents	47	7	46,328	1,507
Net (decrease) increase in cash and cash equivalents	272,445	39,240	(84,899)	(58,762)
Cash and cash equivalents at beginning of the year	400,657	57,707	485,556	544,318
Cash and cash equivalents at end of the year	673,102	96,947	400,657	485,556
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) generated from operating activities	25,679	3,699	(2,266)	(26,721)
Net cash (used in) generated from investing activities	413,401	59,542	(865,971)	(293,289)
Net cash generated from(used in) financing activities	(118,484)	(17,065)	748,755	42,315
Effect of exchange rate changes on cash and cash equivalents	481	69	46,328	1,507
Net (decrease) increase in cash and cash equivalents	321,077	46,245	(73,154)	(276,188)
Cash and cash equivalents at beginning of the year	20,594	2,966	93,748	369,936
Cash and cash equivalents at end of the year	¥ 341,671	$ 49,211	¥ 20,594	¥ 93,748